As filed with the Securities and Exchange Commission on July 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedules of Investments.
American Trust Allegiance Fund
Schedule of Investments
at May 31, 2016 (Unaudited)

Shares	COMMON STOCKS: 98.51%	Value
	Administrative Support and Services: 1.52%
8,510	PayPal Holdings, Inc.*	$321,593

	Air Transportation: 3.73%
18,640	Southwest Airlines Co.	791,827

	Animal Production and Aquaculture: 0.67%
25,560	JBS SA - ADR	141,347

	Apparel Manufacturing: 3.78%
12,860	VF Corp.	801,435

	Broadcasting (except Internet): 8.41%
8,940	Comcast Corp. - Class A	565,902
14,700	Liberty Global PLC - Class A*#	549,045
6,750	The Walt Disney Co.	669,735
		1,784,682

	Chemical Manufacturing: 3.97%
3,420	Colgate-Palmolive Co.	240,802
5,470	Praxair, Inc.	600,934
		841,736

	Clothing and Clothing Accessories Stores: 1.88%
14,710	Hanesbrands, Inc.	398,200

	Computer and Electronic Product Manufacturing: 12.05%
8,915	Apple, Inc.	890,252
21,570	Cisco Systems, Inc.	626,609
31,770	Infineon Technologies AG - ADR	474,644
6,570	IPG Photonics Corp.*	567,517
		2,559,022

	Construction of Buildings: 2.31%
10,760	Lennar Corp. - Class A	490,333

	Couriers and Messengers: 2.00%
2,580	FedEx Corp.	425,623

	Credit Intermediation and Related Activities: 3.92%
9,280	PNC Financial Services Group, Inc.	832,787

	Electrical Equipment, Appliance, and Component: 2.14%
2,600	Whirlpool Corp.	454,012

	Food and Beverage Stores: 3.34%
21,900	Whole Foods Market, Inc.	708,465

	Food Manufacturing: 5.13%
5,980	Mondelez International, Inc. - Class A	266,050
10,840	Post Holdings, Inc.*	823,948
		1,089,998

	Insurance Carriers and Related Activities: 4.25%
6,420	Berkshire Hathaway, Inc. - Class B*	902,267

	Leather and Allied Product Manufacturing: 1.25%
4,820	Nike, Inc. - Class B	266,160

	Machinery Manufacturing: 9.09%
20,770	Applied Materials, Inc.	507,203
3,260	Cummins, Inc.	373,172
13,230	FANUC Corp. - ADR	335,513
8,620	Lam Research Corp.	713,822
		1,929,710

	Nonstore Retailers: 0.98%
8,510	eBay, Inc.*	208,155

	Paper Manufacturing: 1.23%
19,550	Graphic Packaging Holding Co.	261,970

	Petroleum and Coal Products Manufacturing: 3.58%
9,470	Phillips 66	761,009

	Plastics and Rubber Products Manufacturing: 3.83%
29,055	Goodyear Tire & Rubber Co.	812,668

	Publishing Industries (except Internet): 3.86%
1,650	Check Point Software Technologies Ltd.*#	140,200
12,830	Microsoft Corp.	679,990
		820,190

	Real Estate: 1.00%
7,096	CBRE Group, Inc. - Class A*	211,816

	Rental and Leasing Services: 2.54%
13,810	AerCap Holdings NV*#	539,833

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities: 1.89%
8,750	Oaktree Capital Group, LLC - Class A*	400,925

	Support Activities for Mining: 1.77%
4,920	Schlumberger Ltd.#	375,396

	Telecommunications: 2.31%
4,640	American Tower Corp.	490,819

	Transportation Equipment Manufacturing: 3.54%
6,960	WABCO Holdings, Inc.*	750,984

	Utilities: 2.54%
5,030	Sempra Energy	538,814
	TOTAL COMMON STOCKS (Cost $18,440,491)	20,911,776

	SHORT-TERM INVESTMENTS: 1.71%
363,675	Fidelity Institutional Money Market Government Portfolio - Class I, 0.24%†	363,675
	TOTAL SHORT-TERM INVESTMENTS (Cost $363,675)	363,675

	Total Investments in Securities (Cost $18,804,166): 100.22%	21,275,451
	Liabilities in Excess of Other Assets: (0.22)%	(46,696)
	Net Assets: 100.00%	$21,228,755

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2016.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$321,593	$-	$-	$321,593
Agriculture, Forestry, Fishing, and Hunting	141,347	-	-	141,347
Construction	490,333	-	-	490,333
Finance and Insurance	2,135,979	-	-	2,135,979
Information	2,604,872	-	-	2,604,872
Manufacturing	9,767,695	-	-	9,767,695
Mining	1,136,405	-	-	1,136,405
Real Estate, Rental, and Leasing	1,242,468	-	-	1,242,468
Retail Trade	1,314,820	-	-	1,314,820
Transportation and Warehousing	1,217,450	-	-	1,217,450
Utilities	538,814	-	-	538,814
Total Common Stocks	20,911,776	-	-	20,911,776
Short-Term Investments	363,675	-	-	363,675
Total Investments in Securities	$21,275,451	$-	$-	$21,275,451

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2016, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended May 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$18,804,166

Gross unrealized appreciation	$3,409,076
Gross unrealized depreciation	(937,791)
Net unrealized appreciation	$2,471,285

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date-- 7/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                               Douglas G. Hess, President

Date 7/20/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 7/20/2016

* Print the name and title of each signing officer under his or her signature.